Contract Assets and Liabilities - Schedule of Contract Assets and Contract Liabilities (Details)	12 Months Ended
	Mar. 31, 2026 HKD ($)	Mar. 31, 2026 USD ($)	Mar. 31, 2025 HKD ($)
Schedule Of Contract Assets And Contract Liabilities Abstract
Balance	$ 0	$ 0	$ 0
Additions	29,125	3,715	0
Revenue recognized	0	0	0
Balance	$ 29,125	$ 3,715	$ 0